Supplementary Information to the Statement of Income (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 Research and Development [Member] USD ($)	Mar. 31, 2011 Research and Development [Member] JPY (¥)	Mar. 31, 2010 Research and Development [Member] JPY (¥)	Mar. 31, 2009 Research and Development [Member] JPY (¥)	Mar. 31, 2011 Advertising Expense [Member] USD ($)	Mar. 31, 2011 Advertising Expense [Member] JPY (¥)	Mar. 31, 2010 Advertising Expense [Member] JPY (¥)	Mar. 31, 2009 Advertising Expense [Member] JPY (¥)	Mar. 31, 2011 Supplies and Postage Expense [Member] USD ($)	Mar. 31, 2011 Supplies and Postage Expense [Member] JPY (¥)	Mar. 31, 2010 Supplies and Postage Expense [Member] JPY (¥)	Mar. 31, 2009 Supplies and Postage Expense [Member] JPY (¥)
Selling, general and administrative expenses	$ 1,335,205	¥ 110,822,000	¥ 109,826,000	¥ 124,406,000	$ 131,590	¥ 10,922,000	¥ 9,119,000	¥ 13,453,000	$ 240,325	¥ 19,947,000	¥ 17,220,000	¥ 19,914,000